Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 06, 2021
Subject to possible redemption shares			13,800,000
Subject to possible redemption per shares (in Dollars per share)		$ 10.10	$ 10.10
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding		0	0
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, shares issued		3,450,000	3,450,000	3,450,000
Ordinary shares, shares outstanding		3,450,000	3,450,000	3,450,000
Ordinary Shares Redemption Subjected To Forfeiture		450,000
Shares Capitalization				$ 0.2
Over-Allotment Option [Member]
Ordinary Shares Redemption Subjected To Forfeiture	0	450,000